United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company
Investment Company Act file number: 811-05807
Eagle Capital Growth Fund, Inc.
(Exact name of registrant as specified in charter)

225 East Mason Street, Suite 802, Milwaukee, WI 53202-3657
(Address of principal executive offices) (zip code)
Luke E. Sims, President
Eagle Capital Growth Fund, Inc.
225 East Mason Street
Suite 802
Milwaukee, WI 53202-3657
(414) 765-1107
(Name and address of agent for service)
Registrant's telephone number, including area code:
(414) 765-1107

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

ITEM 1.   SCHEDULE OF INVESTMENTS
Eagle Capital Growth Fund, Inc.
Portfolio of Investments (as of March 31, 2013) (unaudited)

Common Stock (76.7% of total investments)	LEVEL ONE

Industry
Consumer	Shares	Cost	Market Value	% Total Inv.
Colgate-Palmolive Co.	6,000	72,938	708,180
PepsiCo, Inc.	10,000	168,296	791,100
Procter & Gamble Co.	11,000	658,137	847,660
The Coca-Cola Company	11,000	410,080	444,840
			$2,791,780	(10.6%)
Data Processing
Automatic Data Processing, Inc.	24,000	877,946	1,560,720
Paychex, Inc.	31,000	797,952	1,086,860
			$2,647,580	(10.1%)
Drug/Medical Device
Abbott Laboratories Inc.	7,500	175,588	264,900
Johnson & Johnson	12,500	484,536	1,019,125
Stryker Corp.	18,000	82,375	1,174,320
			$2,458,345	(9.4%)
Industrial
Emerson Electric Co.	20,000	900,188	1,117,400
Gardner Denver Inc.	28,500	1,998,078	2,140,635
Hillenbrand, Inc.	51,000	987,591	1,289,280
Illinois Tool Works Inc.	17,000	786,916	1,035,980
Sigma-Aldrich Corp.	16,000	498,184	1,242,400
Waters Corp.*	6,000	302,341	563,460
			$7,389,155	(28.2%)
Mutual Fund Managers
Eaton Vance Corp.	28,000	607,484	1,171,240
Franklin Resources, Inc.	4,500	427,398	678,645
			$1,849,885	(7.0%)
Insurance
Berkshire Hathaway Inc.*	17,000	1,303,475	1,771,400
The Chubb Corporation	14,000	715,049	1,225,420
			$2,996,820	(11.4%)

Total Common Stock Investments			$20,133,565

Money Market Funds (23.3% of total investments)	LEVEL ONE

Federated Government Obligations Fund #5 Institutional, 0.01%**			$6,114,854
Total Money Market Investment			$6,114,854

Total investments			$26,248,419

All other assets less liabilities			$60,070
Accrued investment advisory fees			(15,025)

Total net assets			$26,323,514

*Non-dividend paying security
**The rate shown represents the 7-day yield at March 31, 2013.

Footnote:

The following information is based upon federal income tax cost of portfolio investments as of March 31, 2013:

Gross unrealized appreciation	$7,879,012
Gross unrealized depreciation	-
Net unrealized appreciation	$7,879,012

Federal income tax basis	$18,369,408

ITEM 2.  Controls and Procedures

(a)
As of April 1, 2013, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant's President and Chief Executive Officer (who is the principal executive officer of the registrant) and the registrant’s Chief Financial Officer (who is the principal financial officer of the registrant).  Based on that evaluation, the registrant's President and Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission's rules and forms, and that information required to be disclosed by the registrant has been accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, or persons performing similar functions as appropriate to allow timely decisions regarding required disclosure.

(b)
Fair Value Accounting—Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provides a framework for establishing that fair value.  The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly.  These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset.  These level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.